Stock Option and Incentive Plan - Summary of Option Activity (Detail) shares in Thousands	12 Months Ended
Sep. 30, 2016 $ / shares shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Share Options, Outstanding, Beginning Balance | shares	8,872
Number of Share Options, Granted | shares	1,898
Number of Share Options, Exercised | shares	(2,694)
Number of Share Options, Forfeited | shares	(453)
Number of Share Options, Outstanding, Ending Balance | shares	7,623
Number of Share Options, Exercisable | shares	2,777
Weighted Average Exercise Price, Outstanding, Beginning Balance | $ / shares	$ 38.58
Weighted Average Exercise Price, Granted | $ / shares	55.10
Weighted Average Exercise Price, Exercised | $ / shares	33.32
Weighted Average Exercise Price, Forfeited | $ / shares	44.59
Weighted Average Exercise Price, Outstanding, Ending Balance | $ / shares	44.20
Weighted Average Exercise Price, Exercisable | $ / shares	$ 36.20